Share Capital (Details)					12 Months Ended
	Feb. 18, 2022 USD ($) shares	Jul. 01, 2021 shares	Dec. 31, 2019 USD ($) shares	Jul. 22, 2016	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jan. 08, 2019 shares	Oct. 03, 2016 USD ($)
Equity, Class of Treasury Stock [Line Items]
Number of votes | vote					1
Total proceeds from exercise of stock options by employees | $					$ 35,844,000	$ 118,589,000	$ 13,203,000
Ordinary shares redeemed, value | $					$ 99,983,000		$ 175,000,000
Buyback program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $											$ 400,000,000
Ordinary shares redeemed (in shares)	420,530		35,100				1,235,218		4,026,576
Ordinary shares redeemed, value | $	$ 100,000,000		$ 5,300,000				$ 175,000,000	$ 141,600,000	$ 372,100,000
Number of shares authorized to be repurchased (in shares)										1,000,000
Maximum | Buyback program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized percentage (in percent)				10.00%
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)					348,286	1,065,529	193,417
Average exercise price of option per share (USD per share) | $ / shares					$ 102.87	$ 111.29	$ 68.19
Total proceeds from exercise of stock options by employees | $					$ 35,800,000	$ 118,600,000	$ 13,200,000
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares)					195,029	446,404	144,172
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares)					46,087	44,132	63,516
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)					348,286	1,065,529	193,417
Issue of shares associated with a business combination (in shares)		27,372,427				27,372,427
Ordinary shares redeemed (in shares)					420,530		1,235,218
Ordinary shares redeemed, value | $					$ 28,000		$ 82,000